Convertible Loans (Details)								6 Months Ended				12 Months Ended
	Jul. 30, 2025 $ / shares shares	Jun. 18, 2025 USD ($)	Jan. 14, 2025 $ / shares shares	Jan. 06, 2025 USD ($)	Oct. 30, 2024 USD ($)	Oct. 07, 2024 $ / shares shares	Jun. 17, 2024 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 30, 2026 $ / shares shares	Apr. 29, 2026 USD ($)
Convertible Loans [Line Items]
aggregate cash percentage							7.50%
Agent for expenses							$ 90,000
Stock issued during period shares ordiary pre-delivery shares (in Shares) | shares								333,334	333,334
Percentage of additional premium rate								25.00%	25.00%
Percentage of redemption premium rate								25.00%	25.00%
Fair value of derivative liability								$ 280,198
Fixed price (in Dollars per share) | $ / shares								$ 6.0841
Convertible Loan								$ 542,907				$ 2,006,119
Interest expenses | ¥									¥ 9,605.33
Ordinary shares issued | shares								1,000,000,000				1,000,000,000
Consecutive trading day								10 days	10 days
Material Terms of the Convertible Loan I [Member]
Convertible Loans [Line Items]
Original issue discount rate								15.00%
Conversion price (in Dollars per share) | $ / shares								$ 1
Bear interest								6.00%	6.00%
Convertible loan								$ 503,055
Covertible Loan [Member]
Convertible Loans [Line Items]
Aggregate principal amount							$ 3,260,869.57
Original issue discount rate							8.00%
Conversion price (in Dollars per share) | $ / shares								$ 2.11
Volume weighted average price								80.00%	80.00%
Interest expenses											$ 29,110
Conversion price minimum (in Dollars per share) | $ / shares						$ 0.69
Conversion price maximum (in Dollars per share) | $ / shares						$ 1.67
Ordinary shares issued | shares	723,438					3,562,581		100,000
Consecutive trading day								3 years	3 years
Convertible Loan II [Member]
Convertible Loans [Line Items]
Aggregate principal amount					$ 2,175,000
Original issue discount rate					8.00%			6.00%
Stock issued during period shares ordiary pre-delivery shares (in Shares) | shares								1,650,000	1,650,000
Conversion price (in Dollars per share) | $ / shares			$ 1.5
Volume weighted average price								85.00%	85.00%
Convertible amount					$ 160,000
Interest rate								18.00%
Issuance costs								$ 175,000
Share issue (in Shares) | shares			156,315					1,360,345	1,360,345
Convertible Loan								$ 216,756
VWAP [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share) | $ / shares								$ 0.05
Convertible Loan III [Member]
Convertible Loans [Line Items]
Aggregate principal amount										3,984,672
Original issue discount rate								6.00%
Conversion price (in Dollars per share) | $ / shares								$ 0.05
Volume weighted average price								85.00%	85.00%
Convertible amount				$ 342,840
Fixed price (in Dollars per share) | $ / shares								$ 7.201
Issue discount				8
Increase interest rate								18.00%	18.00%
Deduction of issuance costs and the discount								$ 342,840
Interest expenses										$ 104,934
Conversion price minimum (in Dollars per share) | $ / shares	$ 0.53									$ 0.65
Conversion price maximum (in Dollars per share) | $ / shares	$ 0.57									$ 1.43
Debt balance										$ 353,904
Convertible Loan IV [Member]
Convertible Loans [Line Items]
Aggregate principal amount		$ 6,128,000
Volume weighted average price								85.00%	85.00%
Convertible amount		$ 518,000
Fixed price (in Dollars per share) | $ / shares								$ 3.04428
Increase interest rate								18.00%	18.00%
Deduction of issuance costs and the discount								$ 518,000
Interest expenses												$ 198,111
Conversion price minimum (in Dollars per share) | $ / shares												$ 0.03
Conversion price maximum (in Dollars per share) | $ / shares												$ 1.96
Interest rate								6.00%	6.00%
Ordinary shares, share issued (in Shares) | shares												13,624,755
Debt balance												$ 5,111,080
Material Terms of the Convertible Loan IV [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share) | $ / shares								$ 0.05
Convertible Loan V [Member]
Convertible Loans [Line Items]
Original issue discount rate								6.00%
Convertible amount														$ 240,000
Increase interest rate								18.00%	18.00%
Deduction of issuance costs and the discount								$ 240,000
Interest expenses								$ 59,444
Conversion price minimum (in Dollars per share) | $ / shares								$ 2.7562
Conversion price maximum (in Dollars per share) | $ / shares								$ 9.5806
Debt balance								$ 542,907						$ 3,250,000
Ordinary shares issued | shares								44,696,340
Convertible Loan V [Member] | Subsequent Event [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share) | $ / shares													$ 1.1251
Ordinary shares issued | shares													31,049,160
Convertible Loan Agreement [Member] | Convertible Loan III [Member]
Convertible Loans [Line Items]
Aggregate principal amount				$ 4,637,840
Investor [Member] | Convertible Loan IV [Member]
Convertible Loans [Line Items]
Conversion price minimum (in Dollars per share) | $ / shares								$ 0.0328
Conversion price maximum (in Dollars per share) | $ / shares								$ 0.3022
Ordinary shares, share issued (in Shares) | shares								115,172,907	115,172,907
VWAP [Member]
Convertible Loans [Line Items]
Volume weighted average price								92.00%	92.00%
Minimum [Member] | Convertible Loan II [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share) | $ / shares								$ 1.26
Maximum [Member] | Convertible Loan II [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share) | $ / shares								$ 1.63
American Depositary Shares [Member]
Convertible Loans [Line Items]
Volume weighted average price								92.00%	92.00%
Consecutive trading day								10 years	10 years
American Depositary Shares [Member]
Convertible Loans [Line Items]
Volume weighted average price								80.00%	80.00%
American Depositary Shares [Member]
Convertible Loans [Line Items]
Volume weighted average price								80.00%	80.00%